Results for the Year - Financial reporting implications of FP GmbH (Details) kr in Millions	Jun. 30, 2022 USD ($)	Jun. 30, 2022 DKK (kr)	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Results for the Year
Cash	$ 65,275,000			$ 70,770,000	$ 75,097,000	$ 79,087,000
Total current assets	65,641,000			71,402,000
Total current liabilities	3,561,000			608,000
Foreign currency translation reserve	78,347,000			$ 87,356,000
Loan payable Forward Pharma GmbH	2,945,000
Forward Pharma GmbH | Deconsolidation
Results for the Year
Cash	184,000		€ 175,000
Impairment loss	2,700,000	kr 19.4
FCTR reclassified to profit and loss	2,700,000
Net loss from deconsolidation	(39,000)
Loan payable Forward Pharma GmbH	$ 2,900,000		€ 2,800,000
Interest rate on loans payable	2.00%		2.00%
Markup (percent)	5.00%	5.00%
Forward Pharma GmbH
Results for the Year
Cash	$ 184,000		€ 175,000
Loans receivable from operations	2,900,000		2,800,000
Total current assets	2,000		2,000
Total current liabilities	10,000		€ 10,000
Forward Pharma GmbH | Forward Pharma GmbH | Deconsolidation
Results for the Year
Foreign currency translation reserve	$ 2,700,000